Summitry Equity Fund
Schedule of Investments
April 30, 2026 (Unaudited)
COMMON STOCKS — 98.58% Shares Fair Value
Communications — 14.64%
Alphabet, Inc., Class A 13,343 $ 5,134,387
Meta Platforms, Inc., Class A 3,073 1,880,399
Netflix, Inc.
(a)
22,941 2,147,507
Universal Music Group NV - ADR 214,425 2,257,895
11,420,188
Consumer Discretionary — 22.85%
Amazon.com, Inc.
(a)
20,941 5,550,622
Lowe's Companies, Inc. 12,925 3,086,362
LVMH Moet Hennessy Louis Vuitton SE - ADR 22,174 2,352,883
Ross Stores, Inc. 3,718 846,923
Starbucks Corp. 28,162 2,966,303
Ulta Beauty, Inc.
(a)
5,628 3,024,937
17,828,030
Financials — 8.56%
Charles Schwab Corp. (The) 24,327 2,229,325
Moody's Corp. 3,190 1,473,302
Wells Fargo & Co. 36,142 2,971,957
6,674,584
Health Care — 7.41%
Agilent Technologies, Inc. 26,160 3,022,788
Thermo Fisher Scientific, Inc. 5,766 2,761,683
5,784,471
Industrials — 10.21%
Carrier Global Corp. 52,491 3,525,820
GXO Logistics, Inc.
(a)
37,043 2,116,267
Old Dominion Freight Line, Inc. 5,094 1,082,118
Rentokil Initial PLC - ADR 36,649 1,241,302
7,965,507
Technology — 34.91%
Fiserv, Inc.
(a)
37,164 2,328,325
Mastercard, Inc., Class A 7,019 3,529,995
Microsoft Corp. 3,663 1,493,698
Nintendo Company Ltd. - ADR 249,893 3,041,198
Salesforce.com, Inc. 8,083 1,426,892
Taiwan Semiconductor Manufacturing Company Ltd. - ADR 27,193 10,770,060
Visa, Inc., Class A 9,921 3,272,343
Zebra Technologies Corp., Class A
(a)
6,077 1,374,982
27,237,493
Total Common Stocks (Cost $49,521,244) 76,910,273
MONEY MARKET FUNDS - 1.66%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 3.58%
(b)
1,293,606 1,293,606
Total Money Market Funds (Cost $1,293,606) 1,293,606

Summitry Equity Fund
Schedule of Investments (continued)
April 30, 2026 (Unaudited)
Total Investments — 100.24% (Cost $50,814,850) $ 78,203,879
Liabilities in Excess of Other Assets — (0.24)% (185,155)
NET ASSETS — 100.00% $ 78,018,724
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of April 30, 2026.
ADR - American Depositary Receipt